Taxation - Schedule of Components of Income Tax Expense (Benefit) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
PRC	¥ 13,372	¥ 456	¥ 4,044
Other jurisdictions	19,996	21,841	13,970
Total current	33,368	22,297	18,014
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
PRC	(19,783)	(91,432)	18,151
Other jurisdictions	0	(645)	645
Total deferred	(19,783)	(92,077)	18,796
Income tax expenses (benefit)	¥ 13,585	¥ (69,780)	¥ 36,810